Condensed Financial Information of the Parent Company (Details) - Schedule of parent compnay statements of cash flows - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (808,226)	$ (1,015,145)	$ (52,994)
Net cash used in investing activities		(25,825,000)
Net cash provided by financing activities	310,000	28,249,093	128,282
(Decrease) increase in cash and cash equivalents	(498,226)	1,408,948	75,288
Cash, cash equivalents and restricted cash, beginning of year	1,484,236	75,288
Cash, cash equivalents and restricted cash, end of year	986,010	1,484,236	75,288
Cash, cash equivalents and restricted cash, end of year	986,010	1,484,236	75,288
Less: restricted cash	700,094	700,060
Cash and cash equivalents, end of year	$ 285,916	$ 784,176	$ 75,288